Organization and Principal Activities	6 Months Ended
Mar. 31, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

EZGO Technologies Ltd. (“EZGO” or the “Company”) is a holding company incorporated under the laws of the British Virgin Islands (“BVI”) on January 24, 2019. The Company commenced operations through its variable interest entity (“VIE”) and VIE’s subsidiaries in the People’s Republic of China (“PRC”). The Company is mainly engaged in sales of battery packs, battery cells, as well as electric bicycles (“e-bicycle”) and battery cell trading, in PRC. The unaudited consolidated financial statements reflect the activities of EZGO and each of the following entities:

Name	Date of incorporation / acquisition	Place of incorporation	Percentage of effective ownership	Principal
Wholly owned subsidiaries
China EZGO Group Ltd. (formerly known as Hong Kong JKC Group Co., Ltd., “EZGO HK”)	February 13, 2019	HK	100%	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd.	August 6, 2021	PRC	100%	Investment holding company
Jiangsu Langyi Import and Export Trade Co., Ltd. (“Langyi Trading”)	December 7, 2021	PRC	100%	Import and export trade of batteries packs
Changzhou EZGO Enterprise Management Co., Ltd. (formerly known as Changzhou Jiekai Enterprise Management Co., Ltd., a wholly foreign-owned enterprise, “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	100%	Distribution and trade of batteries packs, a holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”)	December 10, 2021	PRC	100%	Distribution and trade of batteries packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”)	July 14, 2022	PRC	100%	Distribution and trade of batteries packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”)	May 9, 2022	PRC	100%	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”)	July 13, 2022	PRC	100%	Production and sales of e-bicycles
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”)	July 14, 2022	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”)	December 29, 2022	PRC	100%	Holding company
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”)	November 7, 2018	PRC	60%	Industrial automatic control device and system manufacturing
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”)	March 2, 2023	PRC	60%	Equipment maintenance and repair

VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd.,“Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87%	Sales of battery packs, battery cells, as well as e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51%	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)
Tianjin Dilang Technologies Co., Ltd. (“Dilang”)	July 2, 2019	PRC	80%	Production and sales of e-bicycles